Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	15. Subsequent Events In February 2018, the Company granted an aggregate of 1,126,585 options to purchase shares of common stock to employees with an exercise price ranging from $14.64 to $16.45.